SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of LOBO, and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation. In the opinion of the management, the accompanying unaudited interim condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair statement of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited interim condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2024. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of the results for the full year. These statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2024 and notes thereto and other pertinent information contained in our Annual Report on Form 20-F as filed with the SEC on April 28, 2025.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings and financial position.

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of LOBO, and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifcations had no impact on net earnings and financial position.

Use of estimates

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including credit loss, the useful lives of property and equipment, impairment of short-term investments, long-term investments and long-lived assets, valuation allowance for deferred tax assets and uncertain tax opinions. Actual results could differ from those estimates.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including credit loss, the useful lives of property and equipment, impairment of short-term investments, long-term investments and long-lived assets, valuation allowance for deferred tax assets and uncertain tax opinions. Actual results could differ from those estimates.

Foreign Currency Translation

(c) Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the Hong Kong dollars (“HK$”). For the entities whose functional currency is the RMB and HK$, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive loss in the Consolidated Statements of Operations and Comprehensive Income.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

The Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2025 and December 31, 2024 were translated at RMB7.1636 to $1.00 and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the six months ended June 30, 2025 and 2024 were RMB7.2526 to $1.00 and RMB7.2150 to $1.00, respectively.

(c) Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the Hong Kong dollars (“HK$”). For the entities whose functional currency is the RMB and HK$, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive loss in the Consolidated Statements of Operations and Comprehensive Income.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

The Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2024 and 2023 were translated at RMB7.2993 to $1.00 and RMB7.0999 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2024 and 2023 were RMB7.1957 to $1.00 and RMB7.0809 to $1.00, respectively.

Fair Value Measurement

(d) Fair Value Measurement

The Company applies Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for identical or similar assets and liabilities in active markets or in inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of the Company’s financial instruments approximate their fair values because of their short-term nature. The Company’s financial instruments include cash, short-term investments, accounts receivable, amounts due from related parties, other current assets, amounts due to related parties, accounts payable and other current payables. Short-term investments are recorded at fair value, based on Level 1 inputs as of June 30, 2025 and December 31, 2024.

(d) Fair Value Measurement

The Company applies Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for identical or similar assets and liabilities in active markets or in inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of the Company’s financial instruments approximate their fair values because of their short-term nature. The Company’s financial instruments include cash, short-term investments, accounts receivable, amounts due from related parties, other current assets, amounts due to related parties, accounts payable and other current payables. Short-term investments are recorded at fair value, based on Level 1 inputs as of December 31, 2024 and 2023.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates and have original maturities of three months or less when purchased.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates and have original maturities of three months or less when purchased.

Accounts receivable

(f) Accounts receivable

Accounts receivable are stated at the original amount less credit losses, if any, based on a review of all outstanding amounts at period end. The Company adopted ASU No. 2016-13, “Financial Instruments – Credit Losses” on January 1, 2023. The Company analyzes the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends, supportable and reasonable future forecast, and changes in its customer payment patterns, and concluded that the adoption has no material impact on the consolidated financial statements and the allowance for credit losses assessed to be immaterial as of June 30, 2025 and December 31, 2024.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

(f) Accounts receivable

Accounts receivable are stated at the original amount less credit losses, if any, based on a review of all outstanding amounts at period end. The Company adopted ASU No. 2016-13, “Financial Instruments – Credit Losses” on January 1, 2023. The Company analyzes the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends and changes in its customer payment patterns, and concluded that the adoption has no material impact on the consolidated financial statements and did not consider necessary to record credit losses against its accounts receivable as of December 31, 2024 and 2023.

Inventories

(g) Inventories

Inventories, primarily consisting of the raw materials purchased by the Company for battery packs assembling and e-bicycles production, and finished goods including battery packs and e-bicycles, are stated at the lower of cost or net realizable value. Cost of inventory is determined using weighted-average method. Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. There were no write-downs recognized for the inventories for the six months ended June 30, 2025 and 2024.

(g) Inventories

Inventories, primarily consisting of the raw materials purchased by the Company for battery packs assembling and e-bicycles production, and finished goods including battery packs and e-bicycles, are stated at the lower of cost or net realizable value. Cost of inventory is determined using weighted-average method. Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. There were no write-downs recognized for the inventories for the years ended December 31, 2024 and 2023.

Property and equipment, net

(h) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4-10 Years

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4-10 Years

Intangible Assets

(i) Intangible Assets

We purchase software from third parties and recorded the cost in intangible assets on the consolidated balance sheets.

We amortize the purchased software on a straight-line basis over their estimated useful lives, which is typically 3 years. Amortization expense of Beijing LOBO is included in General and administrative expense, and amortization expense of Guangzhou LOBO is included in cost of revenue on the statements of operations and totaled $315,320 and $359,345 for the six months ended June 30, 2025 and 2024, respectively. We evaluate the purchased software for impairment and did not record impairment losses for the six months ended June 30, 2025 and 2024. Refer to Note 9 – Intangible Assets for additional information regarding our purchased software.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

(k) Intangible Assets

We purchase software from third parties and recorded the cost in intangible assets on the consolidated balance sheets.

We amortize the purchased software on a straight-line basis over their estimated useful lives, which is typically 3 years. Amortization expense of Beijing LOBO is included in General and administrative expense, and amortization expense of Guangzhou LOBO  is included in cost of revenue on the statements of operations.During the year ended December 31, 2024 , Guangzhou LOBO transferred intangible assets to Tianjin LOBO and Jiangsu LOBO, and amortization expenses of these intangible assets were included in general and administrative expenses.  We evaluate the purchased software for impairment and did not record impairment losses for the years ended December 31, 2024 and 2023. Refer to Note 9 – Intangible Assets for additional information regarding our purchased software.

Capitalized Software Development Costs

(j) Capitalized Software Development Costs

In accordance with ASC 350-40, Internal-Use Software, the Company capitalizes certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed, and it is probable that the software will be used as intended, until the software is available for general release. Capitalized software costs primarily include external direct costs of materials and services utilized in developing or obtaining computer software.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years. The Company reviews the carrying value for impairment whenever facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Refer to Note 8 - Intangible Assets for additional information regarding our capitalized software development costs.

(l) Capitalized Software Development Costs

In accordance with ASC 350-40, Internal-Use Software, the Company capitalizes certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed, and it is probable that the software will be used as intended, until the software is available for general release. Capitalized software costs primarily include external direct costs of materials and services utilized in developing or obtaining computer software.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years. The Company reviews the carrying value for impairment whenever facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Refer to Note 9 – Intangible Assets for additional information regarding our capitalized software development costs.

Amortization of intangible assets including purchased and internal use software totaled $751,208 and $468,781 for the years ended December 31, 2024 and 2023, respectively.

Impairment of Long-lived Assets

(k) Impairment of Long-lived Assets

In accordance with ASC Topic 360, Property, Plant, and Equipment, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company did not record any impairment charge for the six months ended June 30, 2025 and 2024.

(m) Impairment of Long-lived Assets

In accordance with ASC Topic 360, Property, Plant, and Equipment, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company did not record any impairment charge for the years ended December 31, 2024 and 2023.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Value Added Tax

(l) Value Added Tax

LOBO’s China subsidiaries are subject to value-added tax (“VAT”) for providing services and sales of products.

Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other payables. The Company reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Operations and Comprehensive Income.

(n) Value Added Tax

LOBO’s China subsidiaries are subject to value-added tax (“VAT”) for providing services and sales of products.

Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other payables. The Company reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Operations and Comprehensive Income.

Revenue Recognition

(m) Revenue Recognition

The Company adopted ASU 2014-09, Revenue from Contracts with Customers (“ASC Topic 606”) from January 1, 2019 and used the modified retrospective method for the revenue from sales of self-manufactured e-bicycles.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of electric vehicles and accessories

The Company sells electric vehicles and accessories products to customers across the world. The transaction price in the contract is fixed and reflected in the sales invoice. The performance obligation is to transfer promised products to a customer upon acceptance by customers, and the Company is primarily responsible for fulfilling the promise to deliver the products to the customers. There is only one performance obligation in the contract and there is no need for allocation. The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal. The revenue is recognized at a point in time when the Company satisfies the performance obligation.

The Company offers customer warranties generally from three months to one year. To estimate reserve for warranties and returns the Company relies on historical sales returns and warranty repair costs. Based on assessment the Company assessed no cost for warranties and returns for the six months ended June 30, 2025 and 2024 for the electric vehicles and accessories segment.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Prior to December 2024, the Company generated revenue from the sale of software development and design services. Such revenue was recognized over time using the output method, based on development milestones periodically confirmed by customers. The Company acted as the principal in these arrangements, and each contract contained a single performance obligation. The Company has not generated revenue from software development and design services subsequent to December 2024.

The timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced when the Company has satisfied its performance obligation and has unconditional right to payment. The Company has no contract assets as of June 30, 2025 and December 31, 2024.

Contract liabilities primarily consist of advances from customers. As of June 30, 2025 and December 31, 2024, the Company recognized advances from customers amounted to $1,476,711 and $1,843,976, respectively. The amount of revenue recognized that was included in the contract liabilities at the beginning of the period were $1,143,860 and $1,055,869 for the six months ended June 30, 2025 and 2024, respectively.

The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software. This warranty primarily includes basic after-sales service, such as software bug fixes. The Company considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the software development and design services and therefore, is not a separate performance obligation. The Company analyzed historical warranty claims, and incurred warranty cost of zero and $64,485 for the six months ended June 30, 2025 and 2024, respectively.

(o) Revenue Recognition

The Company adopted ASU 2014-09, Revenue from Contracts with Customers (“ASC Topic 606”) from January 1, 2019 and used the modified retrospective method for the revenue from sales of self-manufactured e-bicycles and software development and design services.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of electric vehicles and accessories

The Company sells electric vehicles and accessories products to end customers. The transaction price in the contract is fixed and reflected in the sales invoice. The performance obligation is to transfer promised products to a customer upon acceptance by customers, and the Company is primarily responsible for fulfilling the promise to deliver the products to the customers. There is only one performance obligation in the contract and there is no need for allocation. The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal. The revenue is recognized at a point in time when the Company satisfies the performance obligation.

The Company offers customer warranties generally from three months to one year. To estimate reserve for warranties and returns the Company relies on historical sales returns and warranty repair costs. Based on assessment the Company assessed no cost for warranties and returns for the years ended December 31, 2024 and 2023 for the electric vehicles and accessories segment.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue from sale of software development and design services

The subsidiary of the Company, Guangzhou LOBO provides automobile information and entertainment software development and design services to customers. The software development and design service contracts with customers includes two components: 1) software development, and 2) royalty agreements, and the contracts specify the transaction price for each component. The Company is primarily responsible for fulfilling the promises in both components of the contract, and thus the Company is the principal in both components of the contract.

The subsidiary of the Company, Guangzhou LOBO provides the services to the customer and is the principal for this performance obligation. Software development services includes customized product consulting and planning, technology and function development, verification and certification, prototype, and implementation. A prototype installed with the customized software is built with proprietary technology that is specific to the customer, and thus the prototype has no alternative use and is not a separate performance obligation. All activities, including the prototype, are highly interdependent and highly interrelated. Thus, in accordance with ASC 606-10-25-19, we determined the services are not separately identifiable within the context of the contract, and therefore do not constitute a separate performance obligation on its own. The contract only has one performance obligation, which is to deliver the software to the customer to use in mass production.

The Company transfers control of the software development service over time. The software that the Company developed and designed for its customer is fully customized, and thus the software does not create an asset with an alternative use to the Company. The Company has an enforceable right to payment for performance completed according to the terms of the contract. In accordance with ASC 606-10-25-27, the Company satisfies the performance obligation and recognizes revenue over time using the output method, based on the development milestones confirmed by customers periodically.

A separate revenue stream than sale of software above is when software is delivered and the third-party arranges the production and sales, the Company, as principal, charges a royalty fee per unit sold based on the sales volume generated by its third-party customers from their use of the software. The Company reconciles the royalty fees with its customers on a monthly basis, and recognizes royalty revenues at a point in time at month end.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced when the Company has satisfied its performance obligation and has unconditional right to the payment. The Company has no contract assets as of December 31, 2024 and 2023.

Contract liabilities primarily consist of advances from customers. As of December 31, 2024 and 2023, the Company recognized advances from customers amounted to $1,843,976 and $1,555,424, respectively. During the years ended December 31, 2024 and 2023, $1,298,230 and $135,002 were recognized as revenues from the contract liabilities.

The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software. This warranty primarily includes basic after-sales service, such as software bug fixes. The Company considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the software development and design services and therefore, is not a separate performance obligation. The Company analyzed historical warranty claims, and warranty cost of $4,221 and $35,401 were recorded in cost of revenues for the years ended December 31, 2024 and 2023, respectively.

Research and Development Expenses

(n) Research and Development Expenses

Research and development (“R&D”) expenses are expensed as incurred. R&D expenses primarily consist of employee salary and benefit costs. R&D expenses were $1,053,921 and $245,642 for the six months ended June 30, 2025 and 2024, respectively.

(p) Research and Development Expenses

Research and development (“R&D”) expenses are expensed as incurred. R&D costs are related to certain software research and development for internal use.

R&D expenses primarily consist of employee salary and benefit costs. R&D expenses were $1,663,445, $262,375 and $227,555 for the years ended December 31, 2024, 2023 and 2022, respectively.

Income Taxes

(o) Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,498). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(q) Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,498). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Non-controlling Interest

(p) Non-controlling Interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheets, consolidated statements of changes in shareholders’ equity and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the Consolidated Statements of Operations and Comprehensive Income. Non-controlling interest is nil as of December 31, 2024 upon sale of Wuxi Jinbang.

(r) Non-controlling Interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheets, consolidated statements of changes in shareholders’ equity and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the Consolidated Statements of Operations and Comprehensive Income.

Segment Reporting

(q) Segment Reporting

On December 11, 2024, the Company completed the disposal of Guangzhou Lobo, the Software Royalties and Development and Design Services segment, which did not meet the criteria to be classified as discontinued operations under ASC 205-20. Following this transaction, beginning in December 2024, the Company operates as a single reportable segment, Electric Vehicles and Accessories Sales.

As the Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues and expenses are derived from within the PRC, no geographical segments are presented.

(s) Segment Reporting

The Company has organized its operations into two operating segments. The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company has determined that it operates in two operating segments: (1) electric vehicles and accessories sales segment, and (2) software royalties and development and design services segment. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business unit requires different technology and marketing strategies.

As the Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues and expenses are derived from within the PRC, no geographical segments are presented.

Net Income Per Share

(r) Net Income Per Share

Basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of Common stock outstanding for the period. Diluted income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

(t) Net Income Per Share

Basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

Comprehensive Income

(s) Comprehensive Income

Comprehensive income is comprised of the Company’s net income and other comprehensive income (loss). The components of other comprehensive loss consist solely of foreign currency translation adjustments.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

(u) Comprehensive Income

Comprehensive income is comprised of the Company’s net income and other comprehensive income (loss). The components of other comprehensive loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies

(t) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(v) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Stock-based Compensation

(u) Stock-based Compensation

The Company periodically issues shares of its common stock as compensation for services received from its consultants. The fair value is measured on the grant date based on the market price. The fair value amount is recognized as expense when services are required to be provided in exchange for the award. Stock-based compensation expense is recorded in the same expense classifications in the consolidated statements of operations as if such amounts were paid in cash.

Recent Accounting Standards

(u) Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this ASU require that public business entities on an annual basis 1) disclose specific categories in the rate reconciliation, and 2) provide additional information for reconciling items that meet a quantitative threshold. The amendments require disclosure about income taxes paid by federal, state and foreign taxes, and by individual jurisdictions in which income taxes paid is equal or greater than 5 percent of total income taxes paid. The amendment also requires entities to disclose income or loss from continuing operations before income tax expense disaggregated between domestic and foreign and income tax expense or benefit from continuing operations disaggregated by federal, state and foreign. For all public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company will adopt and apply the guidance in fiscal year 2025. There is no material impact expected to our results of operations, cash flows and financial condition at the time of adoption, however the Company is still assessing the disclosure impact.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this update require that a public entity disclose on an annual and interim basis, 1) significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, 2) an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss, and 3) disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. For all public business entities, ASU 2023-07 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company will adopt and apply the guidance in fiscal year 2025. There is no material impact expected to our results of operations, cash flows and financial condition at the time of adoption, however the Company is still assessing the disclosure impact.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

(w) Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Short-term investments

(h) Short-term investments

Short-term investments include investment in publicly traded stocks as of December 31, 2023. The publicly traded stocks has readily determinable fair values, and are recorded at fair value with changes in fair value recorded in other income in the consolidated statement of operations and comprehensive income. The Company has disposed of all short-term investments in 2024.

For the years ended December 31, 2024 and 2023, the Company did not record any impairment on the short-term investment.

Deferred IPO costs

(i) Deferred IPO costs

Deferred IPO costs represent the incremental costs incurred for the Company’s initial public offering (“IPO”). These costs were deferred and were deducted from the proceeds of the IPO upon the completion of the IPO. Deferred IPO costs primary include professional fees related to the IPO. As of December 31, 2023, the deferred IPO costs were $1,282,570, included in the Prepaid expenses and other current assets in the Consolidated Balance Sheets. Deferred IPO cost were deducted against the Company’s additional paid-in capital in March 2024 when the Company received the proceeds from the IPO.